Sales Mix for Company's Product Categories (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Product Type Reporting Information [Line Items]
NET SALES	$ 5,404,922	$ 5,259,726	$ 21,664,921	$ 20,344,869	$ 18,862,092
Meats and seafood
Product Type Reporting Information [Line Items]
NET SALES			7,445,636	6,851,675	6,301,736
Dry grocery products
Product Type Reporting Information [Line Items]
NET SALES			4,214,890	3,939,459	3,640,456
Refrigerated and frozen grocery products
Product Type Reporting Information [Line Items]
NET SALES			3,373,764	3,170,696	3,041,560
Equipment, disposables and supplies
Product Type Reporting Information [Line Items]
NET SALES			2,075,323	1,952,317	1,864,661
Dairy
Product Type Reporting Information [Line Items]
NET SALES			2,221,986	2,135,695	1,859,850
Beverage products
Product Type Reporting Information [Line Items]
NET SALES			1,322,961	1,267,969	1,193,014
Produce
Product Type Reporting Information [Line Items]
NET SALES			$ 1,010,361	$ 1,027,058	$ 960,815